ORGANIZATION (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transferred Or Ceded Assets (Net of Ceding commissions [Abstract]
Fixed Maturities	$ 713	$ 2,026
Cash	139	151	61	92
Policy Loans	142	137
Transferred Liabilities [Abstract]
Future policy benefits and other policyholders liabilities	323	397
Accelerated Amortization Of Assets And Liabilities [Abstract]
Value of business acquired	18	103
Deferred policy acquisition costs	218	218
Deferred cost of reinsurance	91	0
Protective Life [Member]
Deferred Cost Of Reinsurance [Line Items]
Ceding commission	370
Transferred Or Ceded Assets (Net of Ceding commissions [Abstract]
Fixed Maturities	1,102
Cash	74
Policy Loans	132
Total assets transferred or ceded (net of ceding commission)	1,308
Transferred Liabilities [Abstract]
Future policy benefits and other policyholders liabilities	1,334
Amounts due to reinsurer	40
Total liabilities transferred	1,374
Accelerated Amortization Of Assets And Liabilities [Abstract]
Value of business acquired	117
Deferred policy acquisition costs	71
Initial fee liability	(27)
Net accelerated amortization of assets and liabilities	161
Deferred cost of reinsurance	$ 95